Intangible Assets - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Intangible Assets [Line Items]
Trade name ,value		$ 36.6
Trade name [Member]
Disclosure Of Intangible Assets [Line Items]
Tradename Retain Period		2 years
Remaining Amortisation Period		2 years
Net book value of subsidiary		$ 3.5
Discounted Cash Flow
Disclosure Of Intangible Assets [Line Items]
Debt leveraging interest rate	40.00%	40.00%
Market interest rate	9.40%	5.70%
Average growth rate	2.00%	2.00%
Terminal value growth rate	2.00%	2.00%
Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Percentage of relief from royalty method used for impairment testing of intangible life		6.70%
Top of Range
Disclosure Of Intangible Assets [Line Items]
Percentage of relief from royalty method used for impairment testing of intangible life		9.90%
Carrying value
Disclosure Of Intangible Assets [Line Items]
Trade name ,value		$ 27.5